Property and equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Narrative Abstract
Depreciation expense	$ 534	$ 800	$ 1,066	$ 1,614